Income Taxes (Details) - Schedule of Statutory Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Statutory Tax Rate [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 1,955	$ 578	$ 2,017
Tax rate differential on entities not subject to PRC income tax	(547)	520	(602)
Additional deduction of research and development expenses	(273)	(476)	(227)
Foreign rate differences, net	175	724	(280)
Other non-taxable income	(1,194)	(786)	(1,338)
Unrecognized tax benefits	119	(426)	346
Other non-deductible expenses	24	32	17
Net change in valuation allowances	(49)	90	(62)
Prior year true up	(100)	(1)	(36)
Effective tax	$ 110	$ 255	$ (165)